Income Taxes (Details Narrative) (10-Q) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current or deferred tax provision
Uncertain tax positions